Acquisitions - 2011 Acquisitions - Additional Information (Detail) (USD $)								1 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Netherlands	Nov. 23, 2012 Netherlands	Jul. 31, 2011 Netherlands	Mar. 31, 2011 2011 Acquisitions [Member] Center	Dec. 31, 2011 2011 Acquisitions [Member]	Jul. 31, 2011 2011 Acquisitions [Member] Netherlands Center	Mar. 31, 2011 2011 Acquisitions [Member] Minimum [Member]	Jul. 31, 2011 2011 Acquisitions [Member] Minimum [Member] Netherlands	Mar. 31, 2011 2011 Acquisitions [Member] Maximum [Member]	Jul. 31, 2011 2011 Acquisitions [Member] Maximum [Member] Netherlands
Business Acquisition [Line Items]
Number of centers acquired								20		20
Cash consideration									$ 27,600,000	$ 29,900,000
Tangible assets acquired								2,200,000		9,400,000
Liabilities assumed								800,000	6,159,000	4,600,000
Goodwill acquired	1,097,447,000	997,344,000	947,371,000	887,895,000				23,400,000	62,917,000	39,500,000
Other intangible assets acquired								2,800,000		3,400,000
Intangible assets, useful life											5 years	4 years	9 years	10 years
Ownership interest acquired					63.00%	18.50%	63.00%			63.00%
Noncontrolling interest		18.50%			81.50%	18.50%				37.00%
Noncontrolling interest recorded						3,900,000	17,100,000		17,063,000	17,100,000
Deferred tax liabilities acquired										700,000
Acquisition related costs									1,100,000
Payments for prior year acquisitions									100,000
Revenues contributed from acquired businesses									28,000,000
Net income (loss) contributed from acquired businesses									$ (500,000)